Subsequent Events - Narrative (Details) $ / shares in Units, ft² in Millions		3 Months Ended
	Aug. 08, 2016 USD ($) $ / shares	Sep. 30, 2016 shares	Jun. 30, 2016 ft² property $ / shares	Dec. 31, 2015 ft² property $ / shares	Apr. 08, 2015 $ / shares	Dec. 31, 2014 $ / shares	Jun. 30, 2014 $ / shares
Subsequent Event [Line Items]
Common stock, par value (in dollars per share) | $ / shares			$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Number of real estate properties (property) | property			329	329
Rentable square feet (sqft) | ft²			18.7	18.7
American Realty Capital Global Trust II, Inc.
Subsequent Event [Line Items]
Number of real estate properties (property) | property			16
Rentable square feet (sqft) | ft²			4.2
Scenario, Forecast | Common Stock
Subsequent Event [Line Items]
Common stock issued from conversion (in shares) | shares		1,726,323
Scenario, Forecast | OP Units
Subsequent Event [Line Items]
Conversion of stock (shares) | shares		1,726,323
Subsequent Event | American Realty Capital Global Trust II, Inc.
Subsequent Event [Line Items]
Potential transaction expenses	$ 5,000,000
Subsequent Event | Bridge Commitment | Bridge Commitment
Subsequent Event [Line Items]
Bridge commitment	$ 150,000,000
Debt term	364 days
Commitment fee	1.50%
Subsequent Event | Bridge Commitment | Bridge Commitment | First 90 Days
Subsequent Event [Line Items]
Increaes in margin rate	0.75%
Duration fee	1.00%
Subsequent Event | Bridge Commitment | Bridge Commitment | Every 90 Days Thereafter
Subsequent Event [Line Items]
Increaes in margin rate	0.75%
Subsequent Event | Bridge Commitment | Bridge Commitment | 180 Days After Signing
Subsequent Event [Line Items]
Commitment fee	0.375%
Subsequent Event | Bridge Commitment | Bridge Commitment | First 30 Days
Subsequent Event [Line Items]
Repayment fee	0.50%
Subsequent Event | Bridge Commitment | Bridge Commitment | 30 Days Thereafter
Subsequent Event [Line Items]
Repayment fee	1.00%
Subsequent Event | Bridge Commitment | Bridge Commitment | LIBOR
Subsequent Event [Line Items]
Interest rate (percent)	3.25%
Subsequent Event | Bridge Commitment | Bridge Commitment | Maximum
Subsequent Event [Line Items]
Increaes in margin rate	2.25%
Subsequent Event | Bridge Commitment | Bridge Commitment | Maximum | LIBOR
Subsequent Event [Line Items]
Effective interest rate (percent)	4.00%
Subsequent Event | Merger Agreement
Subsequent Event [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.01
Subsequent Event | Merger Agreement | American Realty Capital Global Trust II, Inc.
Subsequent Event [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.01
Potential termination fee	$ 6,000,000
Potential termination fee if Global II enters into a qualified Superior Proposal	$ 1,200,000
Period for Global II to enter into a qualified Superior Proposal	15 days
Subsequent Event | Common Stock | Merger Agreement
Subsequent Event [Line Items]
Class B units conversion to OP units basis	2.27
Subsequent Event | OP Units | Common Stock | Merger Agreement
Subsequent Event [Line Items]
Class B units conversion to OP units basis	2.27
Subsequent Event | Class B units | Common Stock | Merger Agreement
Subsequent Event [Line Items]
Class B units conversion to OP units basis	2.27